SUBSEQUENT EVENT (Details) - Mosolf SE & Co [Member] - Subsequent Event [Member] $ in Millions	Mar. 25, 2022 EUR (€)	Mar. 25, 2022 USD ($)	Mar. 05, 2022
Tropos Motors Europe GmbH [Member]
Subsequent Event [Abstract]
Percentage of issued and outstanding shares acquired			65.00%
Purchase consideration of stock acquired	€ 3,250,000	$ 3.6
Consideration of acquisition	15,150,000	16.6
Shareholder Loan [Member]
Subsequent Event [Abstract]
Percentage of shareholder loan acquired			100.00%
Purchase consideration of stock acquired	11,900,000	13.0
Purchase price is held in escrow account	€ 3,000,000	$ 3.3